Amy Latkin
Vice President and Senior Counsel w: 212.224.1840 amy.latkin@mutualofamerica.com

February 29, 2024

Via EDGAR Correspondence

U.S. Securities and Exchange Commission

Division of Investment Management, Disclosure Review Office

100 F Street NE

Washington DC 20549

Re:	MoA Funds Corporation (fka Mutual of America Investment Corporation)

(the “Registrant”)

Registration Statement on Form N-1A (File no. 033-06486 and 811-05084)

Filings pursuant to Rule 485(a) of the Securities Act of 1933

Ladies and Gentlemen:

Contemporaneously herewith, the above-named Registrant is filing today a post-effective amendment through the EDGAR system, on behalf of each Fund of the Registrant, pursuant to Rule 485(a) under the Securities Act of 1933, as amended.

This is to advise that the post-effective amendment includes revisions filed pursuant to Rule 497(e) on July 18, 2023, reflecting disclosure related to (1) the change of the Funds’ underwriter/distributor from Mutual of America Securities LLC to Foreside Fund Services LLC, (2) the fixed administration fee pursuant to the Administration Agreement between MoA Funds and Mutual of America Capital Management LLC (the “Adviser”), and (3) the authorization of shareholder services and revenue sharing payments to financial intermediaries as the Adviser begins to offer the MoA Funds onto distribution platforms.

Additionally, the post-effective amendment includes revisions filed pursuant to Rule 497(e) on October 17, 2023, reflecting (1) the change of the name of Mutual of America Investment Corporation to MoA Funds Corporation and corresponding Fund name changes, (2) the change in benchmark for the All America Fund from the S&P 500® Index to the Russell 3000® Index, (3) the addition of portfolio managers to certain Funds and (4) revisions to comply with amendments to Rule 2a-7.

Please note that the Registrant will file a post-effective amendment that will include 2023 financial statements, performance and similar updates.

Mutual of America Life Insurance Company	320 Park Avenue, New York, NY 10022-6839	mutualofamerica.com

For your convenience, please contact me if you would like to see the marked prospectus and I will send that to you directly. If you have any questions or need additional information, please do not hesitate to contact me at the above telephone number at your earliest convenience. I appreciate your attention to this matter.

Sincerely,

/s/ Amy Latkin